Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory	Composition:
	As of December 31,
	2023	2022
Raw materials	2,502	1,133
Finished goods	2,032	893
	4,534	2,026